Note 5 - Related Party Transactions	33 Months Ended
Sep. 30, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 5 – RELATED PARTY TRANSACTIONS

Included in the issuance of 23,016,963 unregistered shares of common stock to 15 individuals in consideration of $1,150,848 on February 29, 2012 were 3,000,000 shares issued to a director of the Company for an amount of $150,000.

On September 18, 2012, the Company issued 115,641,114 shares of its common stock for consideration of $11,564 to certain officers and parties related to them and as compensation for future services in the amount of $4,614,080 (Note 3).

Included in short term loans payable is an amount due to a shareholder and officer of the Company for the amount of $9,856 (See Note 10) and in accrued liabilities – other is an amount of $21,743 due to the same person.

Transactions with related parties are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

NOTE 5 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2011, 48,500,000 shares were issued to directors and officers of the Company for a total amount of $2,425,000, of which $4,850 was contributed as cash by the directors and officers and $2,420,150 was granted to them as stock-based compensation.

During the year ended December 31, 2010, 13,500,000 shares were issued to directors and officers of the Company for a total amount of $3,375,000, of which $1,350 was contributed as cash by the directors and officers and $3,373,650 was granted to them as stock-based compensation.

Compensation and other miscellaneous amounts owed to directors and officers amounting to $640,273 were forgiven during the year ended December 31, 2010, and recorded as a reduction to stock based compensation expense. The net stock based compensation expense amounting to $2,764,877 is included in general and administration (2010 - $2,139,877) and in software development costs (2010 - $625,000) in the consolidated statement of operations. There was compensation of $116,250 owing to directors and officers of the Company as at December 31, 2010.

Transactions with related parties are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.